BORROWINGS - R5.5 BILLION RCF (Details) R in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R) item	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Nov. 15, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	R 23,736.2	R 24,504.7	R 25,649.5
Loans raised	16,289.2	18,981.7	17,130.2
Loans repaid	(18,335.1)	(22,008.3)	(21,231.5)
(Gain)/loss on foreign exchange differences	255.0	(325.5)	(1,169.1)
Balance at end of period	18,382.6	23,736.2	24,504.7
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 6,000.0	6,000.0		R 6,000.0
Net debt to EBITDA threshold | item	3.00
Debt term	3 years
Balance at beginning of period		5,896.4	5,536.4
Loans raised		1,150.0	360.0
Loans repaid		(5,046.4)
Borrowings Inter Bank Transfer		(2,000.0)
Balance at end of period			5,896.4
R6.0 billion revolving credit facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R6.0 billion revolving credit facility | JIBAR | Net Debt To EBITDA Less Than Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R6.0 billion revolving credit facility | JIBAR | Net Debt To EBITDA Above Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.90%
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 5,500.0	5,500.0
Net debt to EBITDA threshold	2.00
Debt term	3 years
Number of one-year extensions | item	2
Balance at beginning of period	R 2,500.0	0.0	0.0
Loans raised	5,000.0	500.0	0.0
Loans repaid	R (7,500.0)	0.0	0.0
Borrowings Inter Bank Transfer		(2,000.0)
Balance at end of period		R 2,500.0	R 0.0
R5.5 billion RCF | Net Debt To EBITDA Less Than Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.40%
R5.5 billion RCF | Net Debt To EBITDA Above Threshold [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin	2.60%